Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	126,085,403.44	12,688
Yield Supplement Overcollateralization Amount 06/30/26	4,444,577.24	0
Receivables Balance 06/30/26	130,529,980.68	12,688
Principal Payments	8,935,811.06	283
Defaulted Receivables	201,969.68	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	3,960,259.39	0
Pool Balance at 07/31/26	117,431,940.55	12,392

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.80%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	3,659,777.11	233
Past Due 61-90 days	968,370.90	63
Past Due 91-120 days	222,521.14	15
Past Due 121+ days	0.00	0
Total	4,850,669.15	311

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Delinquency Trigger Occurred	NO

Recoveries	216,178.31
Aggregate Net Losses/(Gains) - July 2026	(14,208.63)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.13%
Prior Net Losses/(Gains) Ratio	-0.72%
Second Prior Net Losses/(Gains) Ratio	0.55%
Third Prior Net Losses/(Gains) Ratio	-0.53%
Four Month Average	-0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.94%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	21.24

Flow of Funds	$ Amount
Collections	9,693,079.89
Investment Earnings on Cash Accounts	16,019.11
Servicing Fee	(108,774.98)
Transfer to Collection Account	-
Available Funds	9,600,324.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	231,607.09
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	3,572,109.84
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	556,460.54

Total Distributions of Available Funds	9,600,324.02

Servicing Fee	108,774.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	121,004,050.39
Principal Paid	8,653,462.89
Note Balance @ 08/17/26	112,350,587.50

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-3
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-4
Note Balance @ 07/15/26	75,524,050.39
Principal Paid	8,653,462.89
Note Balance @ 08/17/26	66,870,587.50
Note Factor @ 08/17/26	67.7513551%

Class B
Note Balance @ 07/15/26	30,350,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	30,350,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	15,130,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	15,130,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	390,400.59
Total Principal Paid	8,653,462.89
Total Paid	9,043,863.48

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.68000%
Interest Paid	231,607.09
Principal Paid	8,653,462.89
Total Paid to A-4 Holders	8,885,069.98

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3858552
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.5527119
Total Distribution Amount	8.9385671

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	2.3465764
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	87.6743960
Total A-4 Distribution Amount	90.0209724

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	412.80
Noteholders' Principal Distributable Amount	587.20

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	5,058,901.50
Investment Earnings	15,039.04
Investment Earnings Paid	(15,039.04)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,089,807.05	$1,179,053.45	$878,641.97
Number of Extensions	80	85	59
Ratio of extensions to Beginning of Period Receivables Balance	0.83%	0.84%	0.59%